Items held at fair value and remeasurements	12 Months Ended
Dec. 31, 2022
Disclosure of fair value measurement of equity [abstract]
Items held at fair value and remeasurements
7.
Items held at fair value and remeasurements

Included within (losses)/gains on items held at fair value and remeasurements are (in thousands):

	2020	2021	2022
Change on remeasurement of put and call option and contingent consideration liabilities	$(288,853)	$384,122	$638,987
Change in fair value of convertible note embedded derivatives	(2,354,720)	1,638,837	667,028
Loss on disposal of investment carried at FVTPL	-	-	(178)
Fair value remeasurement of previously held equity interest	-	784	-
Fair value remeasurement of minority investment	-	-	(7,225)
(Losses)/gains on items held at fair value and remeasurements	$(2,643,573)	$2,023,743	$1,298,612

Fair value remeasurement of previously held equity interest

The fair value remeasurement of previously held equity interest relates to New Guards step-acquisition of Alanui (refer to Note 31, Business combinations for further detail).

For further information regarding the valuation of these instruments, refer to Note 19, Financial instruments and financial risk management, Note 20, Borrowings and embedded derivatives and Note 21, Put and call option liabilities.